Offerings - Offering: 1	Nov. 26, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	102,960,728
Proposed Maximum Offering Price per Unit | $ / shares	1.38
Maximum Aggregate Offering Price	$ 142,085,805
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,622.05
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also registers an indeterminate number of shares of OceanPal Inc.’s common stock, $0.01 par value per share (the “Common Stock”), which may become issuable by reason of any stock dividend, stock split or other similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of Common Stock.

(2)
The shares of Common Stock will be offered for resale by the selling stockholders pursuant to the prospectus contained in the registration statement to which this exhibit is attached. The registration statement registers the resale of an aggregate of 102,960,728 shares of Common Stock, which consists of (i) 27,750,410 outstanding shares of Common Stock, and (ii) 75,210,318 shares of Common Stock issuable upon the exercise of outstanding pre-funded warrants.

(3)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on Nasdaq Capital Market on November 24, 2025 of $1.3751 per share.